Accruals and Other Current Liabilities (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Sep. 30, 2021 CNY (¥)
Accruals and Other Current Liabilities
Payables for purchase of property, plant and equipment	¥ 1,643,136		¥ 456,395
Salaries and benefits payable	688,164		417,449
Accrued costs of purchase commitments relating to inventory	519,470		0
Payables for research and development expenses	358,286		94,517
Tax payable	326,462		277,233
Payables for logistics expenses	263,051		143,632
Payables for marketing and promotional expenses	182,918		96,945
Accrued warranty	152,648		154,276	¥ 111,645
Deposits from vendors	25,847		27,716
Advances from customers	24,809		10,262
Other payables	430,605		200,943
Total	¥ 4,615,396	$ 648,823	¥ 1,879,368